Offerings - Offering: 1	Nov. 05, 2025 USD ($)
Offering:
Rule 457(o)	true
Security Type	Equity
Amount Registered	375,000
Proposed Maximum Offering Price per Unit	6.64
Maximum Aggregate Offering Price	$ 2,490,000